Borrowings - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Short-term borrowings	¥ 240,000	¥ 311,000
Supplier finance program	439,852	342,647	¥ 221,523
Drawn down amount	44,956
Long-term banking facility
Borrowings
Amount of commercial bank in the PRC	363,000
Interest costs capitalized	713
Drawn down amount	¥ 44,956
Long-term banking facility | 5-year LPR
Borrowings
Spread on variable rate	(0.35%)
Unsecured revolving credit facilities
Borrowings
Aggregate amount	¥ 2,400,000	2,070,000
Amount drawn	886,115	730,555
Short-term borrowings	240,000	311,000
Supplier finance program	439,852	342,647
Bank guarantees	165,193	70,378
Factored trade receivables	43,031
Commercial notes receivables discounted	¥ 1,240	¥ 6,530
Unsecured revolving credit facilities | Loan Prime Rate | Minimum
Borrowings
Spread on variable rate	(0.92%)	(0.88%)
Unsecured revolving credit facilities | Loan Prime Rate | Maximum
Borrowings
Spread on variable rate		(0.50%)
Unsecured revolving credit facilities | One-year LPR
Borrowings
Variable rate basis	3.00%	3.10%